Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TRANSAMERICA FUNDS
Prospectus Date	rr_ProspectusDate	Mar. 01, 2015
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Tactical Income

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Effective on or about May 1, 2015, the principal investment strategies of Transamerica Tactical Income (the “fund”), as well as the fund’s name, sub-adviser and portfolio managers, will change. The fund will also have a lower advisory fee schedule at certain asset levels. These changes are described below.

Effective on or about May 1, 2015, Transamerica Tactical Income will be renamed “Transamerica Dynamic Income” and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information concerning the fund:

PRINCIPAL INVESTMENT STRATEGIES:

The fund’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the fund’s objective by investing primarily in a combination of underlying exchange-traded funds (“ETFs”).

The sub-adviser utilizes a dynamic optimization approach that seeks to maximize current income though the use of a proprietary quantitative model. The dynamic approach reallocates the portfolio’s assets in an effort to maximize income, within the context of the level of risk taken. The model is used as a tool by the sub-adviser in seeking to achieve the fund’s objective, however the sub-adviser has the ability to use discretion throughout the portfolio implementation process.

The sub-adviser’s asset allocation strategy involves making adjustments to the fund’s asset mix, utilizing among other things the sub-adviser’s research on various risk and income considerations, in an effort to optimize yields relative to risks as market and economic conditions change. The sub-adviser’s selections of individual ETFs to populate the allocation to a given asset class may be driven by income, risk, diversification, liquidity, fees, or other investment considerations.

Under normal circumstances, the fund’s equity allocation will generally vary between approximately 30% and 35% of its net assets. The equity allocation normally involves a combination of domestic and non-U.S. ETFs, consisting of any mixture of large, medium and small-cap styles and pursuing growth or value strategies. The fund’s allocation to non-U.S. equity ETFs will generally not exceed more than 18% of the total net assets of the fund. The fund’s allocation to bond ETFs (which may include domestic and non-U.S. government, corporate, high yield and structured bonds, including emerging markets) will generally vary between approximately 65% and 70% of net assets. The sum of the fund’s allocation to high yield (commonly known as “junk bonds”) and emerging market fixed income asset classes will generally not exceed 60% of the fund’s net assets. The fund’s allocation to non-U.S. fixed income ETFs will generally not exceed 35% of the net assets of the fund.

The sub-adviser dynamically rebalances assets on a monthly basis and rotates the fund’s assets semi-annually, or as needed dependent upon market conditions, among various asset classes in an effort to take advantage of changing conditions that the sub-adviser believes favor one asset class over another. Based on the analysis of risk and income characteristics, the sub-adviser will increase the allocation to the asset classes that the sub-adviser believes have a higher probability of contributing to a higher yield at a reasonable risk level. The investment process incorporates a limit of 20% to any single ETF and also employs diversification measures in an effort to ensure the fund includes exposure to multiple asset classes.

The sub-adviser uses a largely quantitative process to seek an income focused portfolio that has a high yield and corresponds to a desired risk level. As part of the investment process, the sub-adviser defines a universe of ETFs that generate regular income and then estimates the yield on each ETF. The sub-adviser incorporates various inputs focused on income and risk into the model and includes constraints and metrics that limit asset class exposures to ensure portfolio diversification. The sub-adviser may exercise its judgment in managing the fund and may, in its discretion, adjust, change, or even disregard the quantitative model at any time. The desired output of the process is a well-diversified income portfolio.

It is the fund’s goal to pay a monthly dividend that is generally consistent in amount based on current market conditions. The dividend will be calculated based on estimates of expected dividends from the fund’s holdings. Actual dividends received by the fund may vary from the estimates, and subsequent monthly dividends will be adjusted accordingly.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. It is not possible to predict the extent to which the fund will be invested in a particular underlying ETF at any time. The fund may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the fund’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

* * *

Investors Should Retain this Supplement for Future Reference

March 18, 2015

Transamerica Tactical Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tf1_SupplementTextBlock

TRANSAMERICA FUNDS

Transamerica Tactical Income

Supplement to the Currently Effective Prospectus, Summary Prospectus

and Statement of Additional Information

* * *

Effective on or about May 1, 2015, the principal investment strategies of Transamerica Tactical Income (the “fund”), as well as the fund’s name, sub-adviser and portfolio managers, will change. The fund will also have a lower advisory fee schedule at certain asset levels. These changes are described below.

Effective on or about May 1, 2015, Transamerica Tactical Income will be renamed “Transamerica Dynamic Income” and the following information will supplement and supersede any contrary information contained in the Prospectus, Summary Prospectus, and Statement of Additional Information concerning the fund:

PRINCIPAL INVESTMENT STRATEGIES:

The fund’s sub-adviser, QS Investors, LLC (the “sub-adviser”), seeks to achieve the fund’s objective by investing primarily in a combination of underlying exchange-traded funds (“ETFs”).

The sub-adviser utilizes a dynamic optimization approach that seeks to maximize current income though the use of a proprietary quantitative model. The dynamic approach reallocates the portfolio’s assets in an effort to maximize income, within the context of the level of risk taken. The model is used as a tool by the sub-adviser in seeking to achieve the fund’s objective, however the sub-adviser has the ability to use discretion throughout the portfolio implementation process.

The sub-adviser’s asset allocation strategy involves making adjustments to the fund’s asset mix, utilizing among other things the sub-adviser’s research on various risk and income considerations, in an effort to optimize yields relative to risks as market and economic conditions change. The sub-adviser’s selections of individual ETFs to populate the allocation to a given asset class may be driven by income, risk, diversification, liquidity, fees, or other investment considerations.

Under normal circumstances, the fund’s equity allocation will generally vary between approximately 30% and 35% of its net assets. The equity allocation normally involves a combination of domestic and non-U.S. ETFs, consisting of any mixture of large, medium and small-cap styles and pursuing growth or value strategies. The fund’s allocation to non-U.S. equity ETFs will generally not exceed more than 18% of the total net assets of the fund. The fund’s allocation to bond ETFs (which may include domestic and non-U.S. government, corporate, high yield and structured bonds, including emerging markets) will generally vary between approximately 65% and 70% of net assets. The sum of the fund’s allocation to high yield (commonly known as “junk bonds”) and emerging market fixed income asset classes will generally not exceed 60% of the fund’s net assets. The fund’s allocation to non-U.S. fixed income ETFs will generally not exceed 35% of the net assets of the fund.

The sub-adviser dynamically rebalances assets on a monthly basis and rotates the fund’s assets semi-annually, or as needed dependent upon market conditions, among various asset classes in an effort to take advantage of changing conditions that the sub-adviser believes favor one asset class over another. Based on the analysis of risk and income characteristics, the sub-adviser will increase the allocation to the asset classes that the sub-adviser believes have a higher probability of contributing to a higher yield at a reasonable risk level. The investment process incorporates a limit of 20% to any single ETF and also employs diversification measures in an effort to ensure the fund includes exposure to multiple asset classes.

The sub-adviser uses a largely quantitative process to seek an income focused portfolio that has a high yield and corresponds to a desired risk level. As part of the investment process, the sub-adviser defines a universe of ETFs that generate regular income and then estimates the yield on each ETF. The sub-adviser incorporates various inputs focused on income and risk into the model and includes constraints and metrics that limit asset class exposures to ensure portfolio diversification. The sub-adviser may exercise its judgment in managing the fund and may, in its discretion, adjust, change, or even disregard the quantitative model at any time. The desired output of the process is a well-diversified income portfolio.

It is the fund’s goal to pay a monthly dividend that is generally consistent in amount based on current market conditions. The dividend will be calculated based on estimates of expected dividends from the fund’s holdings. Actual dividends received by the fund may vary from the estimates, and subsequent monthly dividends will be adjusted accordingly.

Each underlying ETF has its own investment objective, principal investment strategies and investment risks. It is not possible to predict the extent to which the fund will be invested in a particular underlying ETF at any time. The fund may be a significant shareholder in certain underlying ETFs. The sub-adviser may change the fund’s asset allocations and underlying ETFs at any time without investor approval and without notice to investors.

* * *

Investors Should Retain this Supplement for Future Reference

March 18, 2015